MARSICO INTERNATIONAL OPPORTUNITIES FUND
FUND SUMMARIES MARSICO INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Marsico International Opportunities Fund's goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MARSICO INTERNATIONAL OPPORTUNITIES FUND MARSICO INTERNATIONAL OPPORTUNITIES FUND SHARES USD ($)
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MARSICO INTERNATIONAL OPPORTUNITIES FUND MARSICO INTERNATIONAL OPPORTUNITIES FUND SHARES
Management Fee	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.60%	[1]
Total Annual Fund Operating Expenses	1.65%	[2],[3]
Fee Waiver and/or Expense Reimbursement	0.15%	[2]
Net Expenses	1.50%	[2],[3]
[1]	Restated to reflect current Fund administration fee rates, which were contractually reduced effective December 1, 2018, and an increase in transfer agent fees expected to be incurred by the Fund in the current fiscal year.
[2]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed to limit the total expenses of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the Fund's average net assets until January 31, 2020. This expense limitation and fee waiver agreement may be terminated by the investment adviser at any time after January 31, 2020 upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund fees previously waived or expenses previously reimbursed by the investment adviser with respect to the Fund pursuant to this agreement (or a previous expense limitation agreement) if: (1) such recoupment by the investment adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred.
[3]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the fees described above and reflected in the Other Expenses line item above for the entire fiscal year, nor does it include the restatement of the expense limitation and fee waiver agreement amount applicable to the Fund for the entire fiscal year. The impact of the reduced expense limitation is reflected in the Fee Waiver and/or Expense Reimbursement and Net Expenses line items above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example reflects the current expense limitation for the one-year period and the first year of each additional period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND SHARES | USD ($)	153	506	883	1,942

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio. Portfolio turnover for the Fund may at times be greater than that for other Funds due in part to the investment style of the Fund, and may be substantially impacted by market conditions.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico International Opportunities Fund is a "diversified" portfolio and invests primarily (generally, no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential, including foreign securities further described in this Prospectus, whether traded in the U.S. (including as American Depositary Receipts) or in foreign markets or both. The Fund may invest in an unlimited number of companies of any size throughout the world. The Fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund's portfolio may be economically tied to the U.S.

In selecting investments for the Fund, the investment adviser to the Fund, Marsico Capital Management, LLC (see "Management" below), uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines "top-down" macro-economic analysis with "bottom-up" company and security analysis. The "top-down" approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. These factors may include, without limitation, interest rates, inflationary and deflationary forces, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this "top-down" analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its market share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" company and security analysis.

As part of this fundamental, "bottom-up" research, the investment adviser may visit a company's management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The investment adviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, the security reaches the investment adviser's price target or its price appreciation leads to overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a stock or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund's portfolio, or to serve other investment purposes as discussed further in this Prospectus under "More Information about the Funds." The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund's share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly when the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, the information technology sector or the consumer discretionary sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector.

These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund's performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund's average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

CALENDAR YEAR TOTAL RETURNS

Best Quarter	(06/30/09):	26.19%
Worst Quarter	(09/30/11):	-20.64%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/18)
Average Annual Total Returns - MARSICO INTERNATIONAL OPPORTUNITIES FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
MARSICO INTERNATIONAL OPPORTUNITIES FUND SHARES | After Taxes on Distributions	[1]	(19.59%)	0.62%	6.78%	3.86%	Jun. 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND SHARES | After Taxes on Distributions and Sales	[1]	(9.37%)	0.82%	5.76%	3.51%	Jun. 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND SHARES		(18.06%)	0.96%	6.93%	4.18%	Jun. 30, 2000
Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Index (reflects no deduction for fees, expenses or taxes)		(13.79%)	0.53%	6.32%	2.71%	Jun. 30, 2000
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.